Lease (Details) - Schedule of weighted average remaining lease terms and discount rate	12 Months Ended
Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Lease term (years)	3 years
Weighted average discount rate	6.00%